Financial Assets and Liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,724	$ 3,311
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	546	660
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,178	1,178
U.S. Tax Credits
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets		$ 1,473